REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below is summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from sales of goods	2,935,043	3,009,154	5,944,197	-	-		5,944,197
Revenues from rendering of services	125,027	14,167	139,194	751	-		139,945
Revenues from ordinary activities	3,060,070	3,023,321	6,083,391	751	-		6,084,142

Revenues from transactions with reportable segments	453,592	20,376	473,968	57,581	-	(531,549)	-

Finance income	-	-	-	-	62,560		62,560
Finance costs	-	-	-	-	(409,724)		(409,724)
Net finance costs	-	-	-	-	(347,164)		(347,164)

Depreciation and amortizations	487,093	191,947	679,040	3,514	5,494		688,048
Other income	278,512	35,994	314,506	429	9,088		324,023
Other expenses	53,075	58,719	111,794	6	18,480		130,280

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	(4,787)	-	(4,787)	-	4,542		(245)
Joint ventures	-	(7,341)	(7,341)	-	3,721		(3,620)

Income tax expense	-	-	-	-	(39,804)		(39,804)

Profit (loss) of each reportable segment	297,805	289,345	587,150	(1,529)	(544,742)		40,879
Geographical information on revenues
Revenue – Chilean entities	2,351,033	1,081,934	3,432,967	751	-		3,433,718
Revenue – Foreign entities	709,037	1,941,387	2,650,424	-	-		2,650,424
Total revenues from ordinary activities	3,060,070	3,023,321	6,083,391	751	-		6,084,142

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non- monetary assets

Acquisition of property, plant and equipment and biological assets	2,160,311	280,013	2,440,324	1,776	2,571	-	2,444,671
Acquisition in subsidiaries, joint operations and contribution of investments in associates and joint venture	-	-	-	-	44,670	-	44,670

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
As of December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	15,941,649	3,208,196	19,149,845	15,167	2,156,937	(17,186)	21,304,763
Segment assets (excluding deferred tax assets)	15,941,649	3,208,196	19,149,845	15,167	2,055,433	(17,186)	21,203,259
Deferred tax assets					101,504		101,504

Investments accounted through equity method
Associates	73,998	-	73,998	-	44,126		118,124
Joint Ventures	-	232,236	232,236	-	133,182		365,418
Segment liabilities	1,879,724	397,459	2,277,183	36,709	9,307,393		11,621,285
Segment liabilities (excluding deferred tax liabilities)	1,879,724	397,459	2,277,183	36,709	7,757,336		10,071,228
Deferred tax liabilities					1,550,057		1,550,057

Geographical information on non-current assets
Chile	8,093,366	488,925	8,582,291	12,665	670,662	(4,523)	9,261,095
Foreign countries	6,010,308	1,432,786	7,443,094	-	206,843		7,649,937
Total non-current assets	14,103,674	1,921,711	16,025,385	12,665	877,505	(4,523)	16,911,032

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from sales of goods	3,299,128	3,115,981	6,415,109	-	-		6,415,109
Revenues from rendering of services	130,137	-	130,137	900	-		131,037
Revenues from ordinary activities	3,429,265	3,115,981	6,545,246	900	-		6,546,146

Revenues from transactions with reportable segments	486,399	15,388	501,787	62,721	-	(564,508)	-

Finance income	-	-	-	-	66,355		66,355
Finance costs	-	-	-	-	(397,923)		(397,923)
Net finance costs	-	-	-	-	(331,568)		(331,568)

Depreciation and amortizations	484,953	190,767	675,720	2,423	7,808		685,951
Other income	193,369	26,784	220,153	377	376,531		597,061
Other expenses	99,503	76,765	176,268	1	35,944		212,213

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	6,018	-	6,018	-	(28,668)		(22,650)
Joint ventures	-	(24,017)	(24,017)	-	875		(23,142)

Income tax expense	-	-	-	-	(170,400)		(170,400)

Profit (loss) of each reportable segment	482,213	296,667	778,880	(460)	(302,139)		476,281
Geographical information on revenues
Revenue – Chilean entities	2,601,740	1,133,260	3,735,000	900	-		3,735,900
Revenue – Foreign entities	827,525	1,982,721	2,810,246	-	-		2,810,246
Total revenues from ordinary activities	3,429,265	3,115,981	6,545,246	900	-		6,546,146

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non- monetary assets

Acquisition of property, plant and equipment and biological assets	977,878	233,144	1,211,022	1,275	16,596	-	1,228,893
Acquisition in subsidiaries, joint operations and contribution of investments in associates and joint venture	-	-	-	-	111,969	-	111,969

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
As of December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,715,757	2,964,938	16,680,695	55,208	1,483,836	(60,427)	18,159,312
Segment assets (excluding deferred tax assets)	13,715,757	2,964,938	16,680,695	55,208	1,410,427	(60,427)	18,085,903
Deferred tax assets					73,409		73,409

Investments accounted through equity method
Associates	41,352	-	41,352	-	35,430		76,782
Joint Ventures	-	211,345	211,345	-	118,484		329,829
Segment liabilities	1,323,157	417,149	1,740,306	34,968	7,660,323		9,435,597
Segment liabilities (excluding deferred tax liabilities)	1,323,157	417,149	1,740,306	34,968	6,190,811		7,966,085
Deferred tax liabilities					1,469,512		1,469,512

Geographical information on non-current assets
Chile	8,322,403	485,877	8,808,280	53,658	364,906	(7,016)	9,219,828
Foreign countries	3,301,679	1,226,377	4,528,056	-	136,810		4,664,866
Total non-current assets	11,624,082	1,712,254	13,336,336	53,658	501,716	(7,016)	13,884,694

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from sales of goods	2,687,390	3,181,951	5,869,341	-	-		5,869,341
Revenues from rendering of services	113,520	28,335	141,855	623	-		142,478
Revenues from ordinary activities	2,800,910	3,210,286	6,011,196	623	-		6,011,819

Revenues from transactions with reportable segments	475,535	23,040	498,575	49,914	-	(548,489)	-

Finance income	-	-	-	-	131,666		131,666
Finance costs	-	-	-	-	(373,496)		(373,496)
Net finance costs	-	-	-	-	(241,830)		(241,830)

Depreciation and amortizations	464,721	186,340	651,061	1,660	8,347		661,068
Other income	498,021	54,688	552,709	334	19,974		573,017
Other expenses	399,094	54,980	454,074	684	25,578		480,336

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	3,084	-	3,084	-	906		3,990
Joint ventures	-	2,794	2,794	-	925		3,719

Income tax expense	-	-	-	-	27,293		27,293

Profit (loss) of each reportable segment	(182,369)	371,015	188,646	(5,517)	(541,656)		(358,527)
Geographical information on revenues
Revenue – Chilean entities	1,929,554	1,145,647	3,075,201	623	-		3,075,824
Revenue – Foreign entities	871,356	2,064,639	2,935,995	-	-		2,935,995
Total revenues from ordinary activities	2,800,910	3,210,286	6,011,196	623	-		6,011,819

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
For the year ended December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non- monetary assets

Acquisition of property, plant and equipment and biological assets	1,109,609	137,867	1,247,476	251	15,322	-	1,263,049
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	34,950	-	34,950

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
As of December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,864,686	2,967,646	16,832,332	16,480	1,135,689	(74,137)	17,910,364
Segment assets (excluding deferred tax assets)	13,864,686	2,967,646	16,832,332	16,480	1,047,122	(74,137)	17,821,797
Deferred tax assets					88,567		88,567

Investments accounted through equity method
Associates	34,558	-	34,558	-	65,248		99,806
Joint Ventures	-	215,322	215,322	-	108,483		323,805
Segment liabilities	1,170,684	392,104	1,562,788	47,487	8,291,060		9,901,335
Segment liabilities (excluding deferred tax liabilities)	1,170,684	392,104	1,562,788	47,487	6,747,436		8,357,711
Deferred tax liabilities					1,543,624		1,543,624

Geographical information on non-current assets
Chile	8,565,525	463,179	9,028,704	15,481	504,903	(6,668)	9,542,420
Foreign countries	2,888,631	1,245,369	4,134,000	-	58,366		4,192,366
Total non-current assets	11,454,156	1,708,548	13,162,704	15,481	563,269	(6,668)	13,734,786

Disclosure of cash flows segments [text block]
The following table shows information related to cash flows by segments which is presented as complementary information as required by our regulatory entities:

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Total
For the year ended December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment cash flows
Cash flows from (used in) operating activities	1,044,619	392,768	1,437,387	4,786	(395,359)	1,046,814
Cash flows from (used in) investing activities	(2,137,423)	(200,308)	(2,337,731)	6,108	(99,402)	(2,431,025)
Cash flows from (used in) financing activities	793,020	335,904	1,128,924	(1,839)	429,368	1,556,453
Net increase (decrease) in cash and cash equivalents	(299,784)	528,364	228,580	9,055	(65,393)	172,242

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Total
For the year ended December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment cash flows
Cash flows from (used in) operating activities	1,219,029	333,590	1,552,619	44	(371,346)	1,181,317
Cash flows from (used in) investing activities	(922,213)	(105,488)	(1,027,701)	(6,611)	705,339	(328,973)
Cash flows from (used in) financing activities	(810,599)	624,183	(186,416)	1,522	(121,054)	(305,948)
Net increase (decrease) in cash and cash equivalents	(513,783)	852,285	338,502	(5,045)	212,939	546,396

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Total
For the year ended December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment cash flows
Cash flows from (used in) operating activities	411,929	555,082	967,011	(4,106)	(222,478)	740,427
Cash flows from (used in) investing activities	(1,096,743)	(117,321)	(1,214,064)	(1,796)	(117,264)	(1,333,124)
Cash flows from (used in) financing activities	713,838	(40,064)	673,774	(6,483)	(21,624)	645,667
Net increase (decrease) in cash and cash equivalents	29,024	397,697	426,721	(12,385)	(361,366)	52,970

Information required by geographic area:

	Geographical area
2025	Local country	Foreign country
	Chile	Argentina	Brazil	USA / Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	3,328,094	526,648	515,004	973,257	420,617	180,577	5,944,197
Revenues from rendering of services	105,624	-	-	-	34,321	-	139,945
Revenues for the year ended December 31, 2025	3,433,718	526,648	515,004	973,257	454,938	180,577	6,084,142
Non-current Assets at 12-31-2025 other than deferred tax	9,247,531	692,438	4,029,604	639,416	1,797,681	402,858	16,809,528

	Geographical area
2024	Local country	Foreign country
	Chile	Argentina	Brazil	USA / Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	3,644,478	486,079	591,342	1,047,672	459,464	186,074	6,415,109
Revenues from rendering of services	91,422	-	-	-	39,615	-	131,037
Revenues for the year ended December 31, 2024	3,735,900	486,079	591,342	1,047,672	499,079	186,074	6,546,146
Non-current Assets at 12-31-2024 other than deferred tax	9,195,687	672,411	1,286,657	662,729	1,763,397	230,404	13,811,285

	Geographical area
2023	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	2,998,896	570,933	586,512	1,057,027	449,316	206,657	5,869,341
Revenues from rendering of services	76,928	-	28,332	-	37,215	3	142,478
Revenues for the year ended December 31, 2023	3,075,824	570,933	614,844	1,057,027	486,531	206,660	6,011,819
Non-current Assets at 12-31-2023 other than deferred tax	9,466,748	612,467	1,035,237	687,247	1,681,160	163,360	13,646,219